SIGNIFICANT ACCOUNTING POLICIES (Employee Related Benefits) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Severance expenses	$ 2,881,000	$ 2,802,000	$ 2,695,000
Employer contributions to benefit plan per dollar contributed by employee	1,000
Employer match percentage	3.00%
Additional employer contributions to benefit plan per dollar contributed by employee	500
Contributions to employee benefits plan	$ 317,000	$ 351,000	$ 471,000
Additional employer matching percentage	3.00%